                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

      QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number: 811-08837

                 ----------------------------------------------

                          THE SELECT SECTOR SPDR TRUST

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET

                           BOSTON, MASSACHUSETTS 02110

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

    (Name and Address of Agent for Service)                     Copy to:

   Donald A. Gignac                       Scott M. Zoltowski, Esq.
   President                              Vice President and Counsel
   The Select Sector SPDR Trust           State Street Bank and Trust Company
   2 Avenue de Lafayette                  One Federal Street
   Boston, MA 02111                       Boston, MA 02110

Registrant's telephone number, including area code: (303) 623-2577

Date  of fiscal year end: September 30

Date  of reporting period: December 31, 2004

ITEM  1. SCHEDULE OF INVESTMENTS.


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                                SHARES        VALUE
--------------------                               ---------   ------------
COMMON STOCKS--99.9%
AUTO COMPONENTS--1.9%
Cooper Tire & Rubber Co. ........................     26,092   $    562,282
Dana Corp. ......................................     52,515        910,085
Delphi Corp. ....................................    196,638      1,773,675
Goodyear Tire & Rubber Co. ......................
  (The) (a) .....................................     61,389        899,963
Johnson Controls, Inc. ..........................     66,641      4,227,705
Visteon Corp. ...................................     46,696        456,220
                                                               ------------

                                                                  8,829,930
                                                               ------------

AUTOMOBILES--5.0%
Ford Motor Co. ..................................    640,992      9,384,123
General Motors Corp. ............................    197,890      7,927,473
Harley-Davidson, Inc. ...........................    102,909      6,251,722
                                                               ------------

                                                                 23,563,318
                                                               ------------

DISTRIBUTORS--0.6%
Genuine Parts Co. ...............................     61,184      2,695,767
                                                               ------------
HOTELS RESTAURANTS & LEISURE--13.3%
Carnival Corp. ..................................    221,854     12,785,446
Darden Restaurants, Inc. ........................     55,129      1,529,278
Harrah's Entertainment, Inc. ....................     39,242      2,624,897
Hilton Hotels Corp. .............................    135,221      3,074,926
International Game Technology ...................    120,787      4,152,657
Marriott International, Inc. ....................     78,319      4,932,531
McDonald's Corp. ................................    440,497     14,122,334
Starbucks Corp. (a) .............................    140,181      8,741,687
Starwood Hotels & Resorts
  Worldwide, Inc. ...............................     72,626      4,241,358
Wendy's International, Inc. .....................     39,913      1,566,984
Yum Brands, Inc. ................................    102,632      4,842,178
                                                               ------------
                                                                 62,614,276
                                                               ------------

HOUSEHOLD DURABLES--4.7%
Black & Decker Corp. ............................     28,250      2,495,323
Centex Corp. ....................................     43,575      2,596,198
Fortune Brands, Inc. ............................     50,496      3,897,281
KB HOME .........................................     16,197      1,690,967
Leggett & Platt, Inc. ...........................     66,849      1,900,517
Maytag Corp. ....................................     27,621        582,803
Newell Rubbermaid, Inc. .........................     96,264      2,328,626
Pulte Homes, Inc. ...............................     44,647      2,848,479
Snap-on, Inc. ...................................     20,077        689,846
Stanley Works (The) .............................     28,787      1,410,275
Whirlpool Corp. .................................     23,286      1,611,624
                                                               ------------
                                                                 22,051,939
                                                               ------------

INTERNET & CATALOG RETAIL--5.7%
eBay, Inc. (a) ..................................    232,245     27,005,449
                                                               ------------

LEISURE EQUIPMENT & PRODUCTS--1.9%
Brunswick Corp. .................................     33,672   $  1,666,764
Eastman Kodak Co. ...............................    100,432      3,238,932
Hasbro, Inc. ....................................     62,044      1,202,413
Mattel, Inc. ....................................    145,381      2,833,475
                                                               ------------
                                                                  8,941,584
                                                               ------------

MEDIA--33.4%
Clear Channel Communications,
  Inc. ..........................................    200,984      6,730,954
Comcast Corp. (Class A) (a) .....................    777,728     25,882,788
Disney (Walt) Co. (The) .........................    715,877     19,901,381
Dow Jones & Co., Inc. ...........................     28,702      1,235,908
Gannett Co., Inc. ...............................     89,401      7,304,062
Interpublic Group of
   Companies, Inc. (a) ..........................    148,118      1,984,781
Knight-Ridder, Inc. .............................     26,975      1,805,706
McGraw-Hill Cos., Inc. (The) ....................     66,565      6,093,360
Meredith Corp. ..................................     17,508        948,934
New York Times Co. (The)
   (Class A) ....................................     50,829      2,073,823
News Corp. (Class A) ............................    915,363     17,080,674
Omnicom Group, Inc. .............................     65,273      5,503,819
Time Warner, Inc. (a) ...........................  1,604,770     31,196,729
Tribune Co. .....................................    111,313      4,690,730
Univision Communications, Inc. ..................
   (Class A) (a) ................................    113,211      3,313,686
Viacom, Inc. ....................................    597,301     21,735,783
                                                               ------------
                                                                157,483,118
                                                               ------------

MULTI-LINE RETAIL--9.4%
Big Lots, Inc. (a) ..............................     39,317        476,915
Dillard's, Inc. (Class A) .......................     28,653        769,906
Dollar General Corp. ............................    114,835      2,385,123
Family Dollar Stores, Inc. ......................     58,780      1,835,699
Federated Department Stores, Inc ................     59,321      3,428,161
J.C. Penney Co., Inc. (Holding Co.) .............    100,051      4,142,111
Kohl's Corp. (a) ................................    120,186      5,909,546
May Department Stores Co. .......................    102,300      3,007,620
Nordstrom, Inc. .................................     49,067      2,292,901
Sears, Roebuck & Co. ............................     72,457      3,697,481
Target Corp. ....................................    313,686     16,289,714
                                                               ------------
                                                                 44,235,177
                                                               ------------

SPECIALTY RETAIL--20.1%
AutoNation, Inc. (a) ............................     92,680      1,780,383
AutoZone, Inc. (a) ..............................     27,912      2,548,645
Bed Bath & Beyond, Inc. (a) .....................    105,376      4,197,126
Best Buy Co., Inc. ..............................    113,644      6,752,726

See accompanying notes

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)


    SECURITY DESCRIPTION              SHARES        VALUE
    --------------------              ------        -----
Circuit City Stores, Inc. ..           68,464   $  1,070,777
Gap, Inc. (The) ............          307,191      6,487,874
Home Depot, Inc. ...........          769,341     32,881,634
Limited Brands .............          142,404      3,278,140
Lowe's Companies, Inc. .....          270,732     15,591,456
Office Depot, Inc. (a) .....          109,466      1,900,330
OfficeMax, Inc. ............           32,720      1,026,754
RadioShack Corp. ...........           55,523      1,825,596
Sherwin-Williams Co. (The)..           49,555      2,211,640
Staples, Inc. ..............          174,474      5,881,518
Tiffany & Co. ..............           50,981      1,629,863
TJX Cos., Inc. (The) .......          168,850      4,243,200
Toys "R" Us, Inc. (a) ......           75,378      1,542,988
                                                ------------
                                                  94,850,650
                                                ------------

TEXTILES, APPAREL & LUXURY
GOODS--3.9%
Coach, Inc. (a) ............           66,143      3,730,465
Jones Apparel Group, Inc. ..           42,777      1,564,355
Liz Claiborne, Inc. ........           38,031      1,605,289
NIKE, Inc. (Class B) .......           91,951      8,339,036
Reebok International Ltd. ..           20,348        895,312
V.F. Corp. .................           38,940      2,156,497
                                                ------------
                                                  18,290,954
                                                ------------

TOTAL COMMON STOCKS--
  (Cost $446,581,843) ......                     470,562,162
                                                ------------
SHORT TERM INVESTMENTS--0.3%
MONEY MARKET FUND--0.3%
AIM Short Term Investment
  Class Prime Fund (Cost
  $1,503,640)...............        1,503,640      1,503,640
                                                ------------
TOTAL INVESTMENTS--100.2%
  (Cost $448,085,483) ......                     472,065,802

OTHER ASSETS AND
  LIABILITIES--(0.2)% ......                        (888,531)
                                                ------------
NET ASSETS--100.0% .........                    $471,177,271
                                                ============

(a) Non-income producing security

See accompanying notes

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

         SECURITY DESCRIPTION                  SHARES          VALUE
         --------------------                  ------          -----
COMMON STOCKS -- 99.6%
BEVERAGES -- 19.7%
Adolph Coors Co. (Class B).............         50,968     $   3,856,749
Anheuser-Busch Cos., Inc...............        540,121        27,400,338
Brown-Forman Corp. (Class B)...........        116,655         5,678,765
Coca-Cola Co. (The)....................      1,547,978        64,442,324
Coca-Cola Enterprises, Inc.............        378,825         7,898,501
Pepsi Bottling Group, Inc. (The).......        218,132         5,898,289
PepsiCo, Inc...........................        662,737        34,594,872
                                                           -------------
                                                             149,769,838
                                                           -------------

FOOD & DRUG RETAILING -- 32.7%
Albertson's, Inc.......................        317,701         7,586,700
Costco Wholesale Corp..................        350,156        16,951,052
CVS Corp...............................        307,692        13,867,678
Kroger Co. (a).........................        583,366        10,232,240
Safeway, Inc. (a)......................        376,066         7,423,543
Supervalu, Inc.........................        149,310         5,154,181
Sysco Corp.............................        455,225        17,375,938
Wal-Mart Stores, Inc...................      2,709,476       143,114,522
Walgreen Co............................        708,161        27,172,138
                                                           -------------
                                                             248,877,992
                                                           -------------

FOOD PRODUCTS -- 15.0%
Archer-Daniels-Midland Co..............        527,244        11,762,814
Campbell Soup Co.......................        329,574         9,850,967
ConAgra Foods, Inc.....................        393,541        11,589,782
General Mills, Inc.....................        271,257        13,484,185
H.J. Heinz Co..........................        272,281        10,616,236
Hershey Foods Corp.....................        198,852        11,044,240
Kellogg Co.............................        310,905        13,885,017
McCormick & Co., Inc...................        142,543         5,502,160
Sara Lee Corp..........................        584,426        14,108,044
Wm. Wrigley Jr., Co....................        174,566        12,078,222
                                                           -------------
                                                             113,921,667
                                                           -------------

HOUSEHOLD PRODUCTS -- 18.1%
Clorox Co..............................        123,753         7,292,764
Colgate-Palmolive Co...................        371,838        19,023,232
Kimberly-Clark Corp....................        340,215        22,389,549
Neenah Paper, Inc......................              1                25
Procter & Gamble Co....................      1,622,944        89,391,756
                                                           -------------
                                                             138,097,326
                                                           -------------

PERSONAL PRODUCTS -- 6.4%
Alberto-Culver Co. (Class B)...........         99,643         4,839,661
Avon Products, Inc.....................        350,927        13,580,875
Gillette Co............................        681,198        30,504,046
                                                           -------------
                                                              48,924,582
                                                           -------------

TOBACCO -- 7.7%
Altria Group, Inc......................        642,635     $  39,264,998
Reynolds American, Inc.................        147,455        11,589,963
UST, Inc...............................        156,147         7,512,232
                                                           -------------
                                                              58,367,193
                                                           -------------

TOTAL COMMON STOCKS --
  (Cost $754,370,293)..................                      757,958,598
                                                           -------------

SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment
  Class Prime Fund (Cost
  $4,579,060)..........................      4,579,060         4,579,060
                                                           -------------

TOTAL INVESTMENTS -- 100.2%
  (Cost $758,949,353)..................                      762,537,658

OTHER ASSETS AND
  LIABILITIES -- (0.2)%................                       (1,663,796)
                                                           -------------

NET ASSETS -- 100.0%...................                    $ 760,873,862
                                                           =============

(a) Non-income producing security

See accompanying notes

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

         SECURITY DESCRIPTION                   SHARES            VALUE
         --------------------                   ------            -----
COMMON STOCK -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 19.3%
Baker Hughes, Inc........................        997,305     $    42,555,004
BJ Services Co. (a)......................        612,870          28,522,970
Halliburton Co...........................      1,279,934          50,224,610
Nabors Industries Ltd. (a)...............        574,973          29,490,365
Noble Corp. (a)..........................        593,089          29,500,247
Rowan Cos., Inc. (a).....................        812,708          21,049,137
Schlumberger Ltd.........................        865,709          57,959,218
Transocean, Inc. (a).....................      1,060,867          44,970,152
                                                             ---------------
                                                                 304,271,703
                                                             ---------------
OIL AND GAS SERVICES -- 80.6%
Amerada Hess Corp........................        378,759          31,202,166
Anadarko Petroleum Corp..................        714,135          46,283,089
Apache Corp..............................        926,929          46,874,800
Ashland, Inc.............................        413,885          24,162,606
Burlington Resources, Inc................      1,158,349          50,388,181
ChevronTexaco Corp.......................      4,302,882         225,944,334
ConocoPhillips...........................      1,485,524         128,988,049
Devon Energy Corp........................      1,400,860          54,521,471
El Paso Corp.............................      1,228,237          12,773,665
EOG Resources, Inc.......................        519,607          37,079,156
Exxon Mobil Corp.........................      6,424,669         329,328,533
Kerr-McGee Corp..........................        669,619          38,697,282
Kinder Morgan, Inc.......................        236,511          17,296,049
Marathon Oil Corp........................      1,066,423          40,108,169
Occidental Petroleum Corp................      1,046,317          61,063,060
Sunoco, Inc..............................        335,456          27,410,110
Unocal Corp..............................        852,357          36,855,917
Valero Energy Corp.......................        490,022          22,246,999
Williams Cos., Inc. (The)................      1,062,554          17,309,005
XTO Energy, Inc..........................        497,124          17,588,247
                                                             ---------------
                                                               1,266,120,888
                                                             ---------------
TOTAL COMMON STOCK --
  (Cost $1,465,685,045)..................                      1,570,392,591
                                                             ---------------
SHORT TERM INVESTMENTS -- 0.4%
MONEY MARKET FUND -- 0.4%
AIM Short Term Investment
  Class Prime Fund (Cost
  $5,960,418)............................      5,960,418           5,960,418
                                                             ---------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $1,471,645,463)..................                      1,576,353,009

OTHER ASSETS AND
  LIABILITIES -- (0.3)%..................                         (4,803,314)
                                                             ---------------
NET ASSETS -- 100.0%.....................                    $ 1,571,549,695
                                                             ===============

(a) Non-income producing security

See accompanying notes

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

   SECURITY DESCRIPTION                 SHARES          VALUE
   --------------------                 ------          -----
COMMON STOCKS -- 99.9%
BANKS -- 33.8%
AmSouth Bancorp.....................     174,892     $  4,529,703
Bank of America Corp................   1,972,577       92,691,393
Bank of New York Co., Inc. (The)....     379,348       12,677,810
BB&T Corp...........................     269,766       11,343,660
Comerica, Inc.......................      83,294        5,082,600
Compass Bancshares, Inc.............      59,840        2,912,413
Fifth Third Bancorp.................     274,067       12,957,888
First Horizon National Corp.........      60,160        2,593,498
Golden West Financial Corp..........     149,567        9,186,405
Huntington Bancshares, Inc..........     113,446        2,811,192
KeyCorp.............................     198,621        6,733,252
M & T Bank Corp.....................      56,727        6,117,440
Marshall & Ilsley Corp..............     109,646        4,846,353
Mellon Financial Corp...............     207,146        6,444,312
National City Corp..................     330,926       12,426,271
North Fork Bancorporation, Inc......     230,769        6,657,686
Northern Trust Corp.................     107,078        5,201,849
PNC Financial Services Group........     137,978        7,925,456
Regions Financial Corp..............     226,952        8,077,222
Sovereign Bancorp, Inc..............     169,307        3,817,873
SunTrust Banks, Inc.................     181,115       13,380,776
Synovus Financial Corp..............     150,688        4,306,663
U.S. Bancorp........................     911,867       28,559,674
Wachovia Corp.......................     783,140       41,193,159
Washington Mutual, Inc..............     426,333       18,025,359
Wells Fargo & Co....................     826,211       51,349,014
Zions Bancorp.......................      44,093        2,999,647
                                                     ------------
                                                      384,848,568
                                                     ------------

DIVERSIFIED FINANCIALS -- 42.5%
American Express Co.................     612,997       34,554,641
Bear Stearns Cos., Inc..............      50,387        5,155,094
Capital One Financial Corp..........     118,520        9,980,569
Charles Schwab Corp. (The)..........     657,810        7,867,408
CIT Group, Inc......................     103,469        4,740,950
Citigroup, Inc......................   2,534,499      122,112,162
Countrywide Financial Corp..........     283,438       10,490,040
E*Trade Financial Corp. (a).........     181,741        2,717,028
Fannie Mae..........................     472,690       33,660,255
Federated Investors, Inc.
  (Class B).........................      53,272        1,619,469
Franklin Resources, Inc.............     121,754        8,480,166
Freddie Mac.........................     336,760       24,819,212
Goldman Sachs Group, Inc............     236,469       24,602,235
Janus Capital Group, Inc............     115,411        1,940,059
JPMorgan Chase & Co.................   1,739,657       67,864,019
Lehman Brothers Holdings, Inc.......     131,628       11,514,817
MBNA Corp...........................     623,948       17,589,094
Merrill Lynch & Co., Inc............     454,840       27,185,787
Moody's Corp........................      72,213     $  6,271,699
Morgan Stanley Dean Witter & Co.....     534,533       29,677,272
Principal Financial Group...........     149,936        6,138,380
Providian Financial Corp. (a).......     143,413        2,362,012
SLM Corp............................     209,956       11,209,551
State Street Corp. (b)..............     162,792        7,996,343
T. Rowe Price Group, Inc............      62,570        3,891,854
                                                     ------------
                                                      484,440,116
                                                     ------------

INSURANCE -- 20.9%
ACE Ltd.............................     138,808        5,934,042
AFLAC, Inc..........................     247,072        9,843,348
Allstate Corp.......................     335,078       17,330,234
Ambac Financial Group, Inc..........      53,027        4,355,107
American International
Group, Inc..........................   1,271,946       83,528,694
Aon Corp............................     155,777        3,716,839
Chubb Corp..........................      93,610        7,198,609
Cincinnati Financial Corp...........      82,059        3,631,931
Hartford Financial Services
  Group, Inc. (The).................     143,468        9,943,767
Jefferson-Pilot Corp................      66,648        3,463,030
Lincoln National Corp...............      85,236        3,978,816
Loews Corp..........................      90,637        6,371,781
Marsh & McLennan Cos., Inc..........     256,294        8,432,073
MBIA, Inc...........................      68,738        4,349,741
MetLife, Inc........................     363,472       14,724,251
MGIC Investment Corp................      47,246        3,255,722
Progressive Corp. (The).............      97,718        8,290,395
Prudential Financial, Inc...........     250,482       13,766,491
SAFECO Corp.........................      62,501        3,265,052
St. Paul Travelers Cos.,Inc (The)...     326,951       12,120,074
Torchmark Corp......................      53,199        3,039,791
UnumProvident Corp..................     146,845        2,634,399
XL Capital Ltd......................      67,752        5,260,943
                                                     ------------
                                                      238,435,130
                                                     ------------

REAL ESTATE -- 2.7%
Apartment Investment &
  Management Co. (Class A)..........      46,646        1,797,737
Archstone-Smith Trust...............      95,564        3,660,101
Equity Office Properties Trust......     196,959        5,735,446
Equity Residential Properties
  Trust.............................     139,069        5,031,516
Plum Creek Timber Co., Inc..........      90,511        3,479,243
ProLogis............................      89,593        3,882,065
Simon Property Group, Inc...........     108,019        6,985,589
                                                     ------------
                                                       30,571,697
                                                     ------------


See accompanying notes

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                     SHARES             VALUE
--------------------                     ------             -----
TOTAL COMMON STOCKS --
  (Cost $1,147,961,419)                                  1,138,295,511
                                                       ---------------

SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET FUND -- 0.6%
AIM Short Term Investment
  Class Prime Fund (Cost
  $7,375,330)........................    7,375,330           7,375,330
                                                       ---------------

TOTAL INVESTMENTS -- 100.5%
  (Cost $1,155,336,749)..............                    1,145,670,841

OTHER ASSETS AND
  LIABILITIES -- (0.5)%..............                       (5,894,402)
                                                       ---------------

NET ASSETS -- 100.0%.................                  $ 1,139,776,439
                                                       ===============

(a) Non-income producing security

(b) Affiliated Issuer. See Table Below For More Information.

                                        Shares Purchased        Shares Sold        Number of
     Security       Number of Shares  for the Three Months  for the Three Months  Shares Held
   Description      Held at 9/30/04      Ended 12/31/04        Ended 12/31/04     at 12/31/04
   -----------      ----------------  --------------------  --------------------  -----------
State Street Corp.      156,025             116,249               109,482           162,792

                        Income Earned     Realized Loss on Shares
     Security       for the Three Months   Sold During the Three
   Description         Ended 12/31/04      Months Ended 12/31/04
   -----------      --------------------  -----------------------
State Street Corp.         $27,451               $43,091

See accompanying notes

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                          SHARES         VALUE
--------------------                          ------     --------------
COMMON STOCKS--99.9%
BIOTECHNOLOGY--9.2%
Amgen, Inc. (a) ........................      966,899      $ 62,026,571
Biogen Idec, Inc. (a) ..................      259,558        17,289,158
Chiron Corp. (a) .......................      145,807         4,859,747
Genzyme Corp. (a) ......................      193,250        11,222,028
MedImmune, Inc. (a) ....................      197,009         5,340,914
                                                        ---------------

                                                            100,738,418
                                                        ---------------

HEALTH CARE EQUIPMENT &
SUPPLIES--18.2%
Applera Corp. - Applied
  Biosystems Group .....................      158,685         3,318,103
Bausch & Lomb, Inc. ....................       44,334         2,857,770
Baxter International, Inc. .............      474,813        16,400,041
Becton, Dickinson and Co. ..............      197,918        11,241,742
Biomet, Inc. ...........................      198,784         8,625,238
Boston Scientific Corp. (a) ............      646,953        22,999,179
C.R. Bard, Inc. ........................       84,742         5,421,793
Fisher Scientific
  International, Inc. (a) ..............       89,267         5,568,475
Guidant Corp. ..........................      246,029        17,738,691
Hospira, Inc. (a) ......................      118,419         3,967,037
Medtronic, Inc. ........................      924,394        45,914,650
Millipore Corp. (a) ....................       42,662         2,124,994
PerkinElmer, Inc. ......................       97,245         2,187,040
St. Jude Medical, Inc. (a) .............      279,247        11,708,827
Stryker Corp. ..........................      310,332        14,973,519
Thermo Electron Corp. (a) ..............      123,356         3,724,118
Waters Corp. (a) .......................       91,931         4,301,452
Zimmer Holdings, Inc. (a) ..............      189,435        15,177,532
                                                        ---------------

                                                            198,250,201
                                                        ---------------

HEALTH CARE PROVIDERS &
SERVICES--18.1%
Aetna, Inc. ............................      115,464        14,404,134
AmerisourceBergen Corp. ................       83,119         4,877,423
Cardinal Health, Inc. ..................      330,884        19,240,905
Caremark Rx, Inc. (a) ..................      346,051        13,644,791
CIGNA Corp. ............................      105,696         8,621,623
Express Scripts, Inc.
(Class A) (a) ..........................       61,797         4,723,763
HCA, Inc. ..............................      322,736        12,896,530
Health Management Associates, Inc. .....      193,873         4,404,794
Humana, Inc. (a) .......................      129,703         3,850,882
IMS Health, Inc. .......................      185,100         4,296,171
Laboratory Corp. of America
  Holdings (a) .........................      105,656         5,263,782
Manor Care, Inc. .......................       72,148         2,556,204
McKesson Corp. .........................      229,090         7,207,171
Medco Health Solutions, Inc. (a) .......      211,751         8,808,842
Quest Diagnostics, Inc. ................       79,970         7,641,133
Tenet Healthcare Corp. (a) .............      367,885         4,039,377
UnitedHealth Group, Inc. ...............      501,723        44,166,676
WellPoint, Inc. (a) ....................      230,346        26,489,790
                                                        ---------------

                                                            197,133,991
                                                        ---------------

PHARMACEUTICALS--54.4%
Abbott Laboratories ....................    1,003,688        46,822,045
Allergan, Inc. .........................      102,561         8,314,620
Bristol-Myers Squibb Co. ...............    1,487,526        38,110,416
Eli Lilly and Co. ......................      860,279        48,820,833
Forest Laboratories, Inc. (a) ..........      283,966        12,738,715
Gilead Sciences, Inc. (a) ..............      329,532        11,530,325
Johnson & Johnson ......................    2,256,351       143,097,781
King Pharmaceuticals, Inc. (a) .........      198,201         2,457,692
Merck & Co., Inc. ......................    1,687,953        54,250,809
Mylan Laboratories, Inc. ...............      205,149         3,627,034
Pfizer, Inc. ...........................    5,725,823       153,967,381
Schering-Plough Corp. ..................    1,132,466        23,645,890
Watson Pharmaceuticals, Inc. (a) .......       87,665         2,876,289
Wyeth ..................................    1,019,813        43,433,836
                                                        ---------------

                                                            593,693,666
                                                        ---------------

TOTAL COMMON STOCKS--
  (Cost $1,078,615,441).................                  1,089,816,276
                                                        ---------------

SHORT TERM INVESTMENTS--0.3%
MONEY MARKET FUND--0.3%
AIM Short Term Investment
  Class Prime Fund (Cost                   3,508,996
    $ 3,508,996)                                              3,508,996
                                                        ---------------
TOTAL INVESTMENTS--100.2%
  (Cost $1,082,124,437).................                  1,093,325,272

OTHER ASSETS AND
  LIABILITIES--(0.2)%  .................                     (2,399,117)
                                                        ---------------

NET ASSETS--100.0% .....................                $ 1,090,926,155
                                                        ===============

(a) Non-income producing security

See accompanying notes

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                  SHARES        VALUE
--------------------                  ------        -----
COMMON STOCKS--99.7%
AEROSPACE & DEFENSE--18.3%
Boeing Co. .........................   508,764   $ 26,338,712
General Dynamics Corp. .............   126,549     13,237,025
Goodrich Corp. .....................   105,990      3,459,514
Honeywell International, Inc. ......   526,301     18,636,319
L-3 Communications Holdings, Inc. ..    66,866      4,897,266
Lockheed Martin Corp. ..............   273,417     15,188,314
Northrop Grumman Corp. .............   231,294     12,573,142
Raytheon Co. .......................   286,447     11,122,737
Rockwell Collins, Inc. .............   133,409      5,261,651
United Technologies Corp. ..........   308,424     31,875,620
                                                 ------------

                                                  142,590,300
                                                 ------------

AIR FREIGHT & LOGISTICS--10.0%
FedEx Corp. ........................   186,866     18,404,432
Ryder System, Inc. .................    67,867      3,242,007
United Parcel Service, Inc.
  (Class B) ........................   664,208     56,763,216
                                                 ------------

                                                   78,409,655
                                                 ------------

AIRLINES--1.2%
Delta Air Lines, Inc. (a) ..........   127,448        953,311
Southwest Airlines Co. .............   497,278      8,095,686
                                                 ------------

                                                    9,048,997
                                                 ------------

BUILDING PRODUCTS--.2%
American Standard Cos., Inc. (a) ...   154,189      6,371,090
Masco Corp. ........................   289,857     10,588,476
                                                 ------------

                                                   16,959,566
                                                 ------------

COMMERCIAL SERVICES &
SUPPLIES--10.1%
Allied Waste Industries, Inc. (a) ..   295,144      2,738,936
Apollo Group, Inc. (Class A) (a) ...   120,314      9,710,543
Avery Dennison Corp. ...............    79,781      4,784,467
Cendant Corp. ......................   656,053     15,338,519
Cintas Corp. .......................   120,443      5,282,630
Equifax, Inc. ......................   108,411      3,046,349
H&R Block, Inc. ....................   112,746      5,524,554
Monster Worldwide, Inc. (a) ........   111,116      3,737,942
Pitney Bowes, Inc. .................   154,424      7,146,743
R.R. Donnelley & Sons Co. ..........   184,313      6,504,406
Robert Half International,
  Inc. .............................   141,911      4,176,441
Waste Management, Inc. .............   363,125     10,871,962
                                                 ------------

                                                 $ 78,863,492
                                                 ------------

CONSTRUCTION & ENGINEERING--0.5%
Fluor Corp. ........................    70,679      3,852,712
                                                 ------------
ELECTRICAL EQUIPMENT--4.4%
American Power Conversion
  Corp. ............................   156,564      3,350,470
Cooper Industries Ltd (Class A) ....    71,513      4,855,018
Emerson Electric Co. ...............   258,121     18,094,282
Power-One, Inc. (a) ................   155,944      1,391,020
Rockwell Automation, Inc. ..........   138,437      6,859,553
                                                 ------------

                                                   34,550,343
                                                 ------------

INDUSTRIAL CONGLOMERATES--32.7%
3M Co. .............................   464,283     38,103,706
General Electric Co. ............... 4,552,440    166,164,060
Textron, Inc. ......................   100,193      7,394,243
Tyco International Ltd. ............ 1,209,820     43,238,967
                                                 ------------

                                                  254,900,976
                                                 ------------

MACHINERY--14.8%
Caterpillar, Inc. ..................   212,104     20,682,261
Cummins, Inc. ......................    48,678      4,078,730
Danaher Corp. ......................   200,871     11,532,004
Deere & Co. ........................   160,792     11,962,925
Dover Corp. ........................   143,255      6,008,115
Eaton Corp. ........................   107,460      7,775,805
Illinois Tool Works, Inc. ..........   182,882     16,949,504
Ingersoll-Rand Co. (Class A) .......   116,248      9,334,714
ITT Industries, Inc. ...............    65,591      5,539,160
Navistar International Corp. (a) ...    64,106      2,819,382
PACCAR, Inc. .......................   117,204      9,432,578
Pall Corp. .........................   106,780      3,091,281
Parker-Hannifin Corp. ..............    87,466      6,624,675
                                                 ------------

                                                  115,831,134
                                                 ------------

RAILROADS--4.9%
Burlington Northern Santa Fe
  Corp. ............................   245,471     11,613,233
CSX Corp. ..........................   150,894      6,047,832
Norfolk Southern Corp. .............   268,695      9,724,072
Union Pacific Corp. ................   163,756     11,012,591
                                                 ------------

                                                   38,397,728
                                                 ------------

TRADING COMPANIES &
DISTRIBUTORS--.6%
W.W. Grainger, Inc. ................    69,354      4,620,363
                                                 ------------

See accompanying notes

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                 SHARES          VALUE
--------------------                 ------          -----
TOTAL COMMON STOCKS--
  (Cost $727,165,562) ............                778,025,266
                                                 ------------

SHORT TERM INVESTMENTS --0.6%
MONEY MARKET FUND --0.6%
AIM Short Term Investment
  Class Prime Fund (Cost
  $4,166,701)....................    4,166,701      4,166,701
                                                 ------------
TOTAL INVESTMENTS-- 100.3%
  (Cost $731,332,263) ............                782,191,967

OTHER ASSETS AND
  LIABILITIES--(0.3)% ............                 (2,026,222)
                                                 ------------

NET ASSETS--100.0% ...............              $ 780,165,745
                                                =============

(a) Non-income producing security

See accompanying notes

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                   SHARES                        VALUE
-----------------------------------   ---------                 ----------------
COMMON STOCKS--99.6%
CHEMICALS--54.0%
Air Products & Chemicals, Inc.......    462,717                 $     26,823,705
Dow Chemical Co.....................  1,901,229                       94,129,848
Du Pont (E.I.) de Nemours and Co....  2,002,509                       98,223,067
Eastman Chemical Co.................    163,478                        9,437,585
Ecolab, Inc.........................    526,628                       18,500,442
Engelhard Corp......................    253,899                        7,787,082
Great Lakes Chemical Corp...........    111,814                        3,185,581
Hercules, Inc. (a)..................    243,984                        3,623,162
International Flavors &
  Fragrances, Inc...................    196,654                        8,424,657
Monsanto Co.........................    541,816                       30,097,879
PPG Industries, Inc.................    350,226                       23,871,404
Praxair, Inc........................    661,382                       29,200,015
Rohm & Haas Co......................    459,328                       20,316,077
Sigma-Aldrich Corp..................    142,721                        8,628,912
                                                                ----------------

                                                                     382,249,416
                                                                ----------------
CONSTRUCTION MATERIALS--1.6%
Vulcan Materials Co.................    210,958                       11,520,416
                                                                ----------------
CONTAINERS & PACKAGING--5.9%
Ball Corp...........................    235,022                       10,336,267
Bemis Co., Inc......................    222,852                        6,482,765
Pactiv Corp. (a)....................    308,142                        7,792,911
Sealed Air Corp. (a)................    172,705                        9,199,995
Temple-Inland, Inc..................    117,119                        8,010,940
                                                                ----------------

                                                                      41,822,878
                                                                ----------------
METALS & MINING--22.2%
Alcoa, Inc..........................  1,755,129                       55,146,153
Allegheny Technologies, Inc.........    226,231                        4,902,426
Freeport-McMoran Copper &
  Gold, Inc. (Class B)..............    369,479                       14,125,182
Newmont Mining Corp. (Holding Co.)..    760,068                       33,754,620
Nucor Corp..........................    328,483                       17,192,800
Phelps Dodge Corp...................    197,879                       19,574,191
United States Steel Corp............    241,409                       12,372,211
                                                                ----------------

                                                                     157,067,583
                                                                ----------------
PAPER & FOREST PRODUCTS--15.9%
Georgia-Pacific Corp................    529,607                       19,849,671
International Paper Co..............    981,129                       41,207,418
Louisiana-Pacific Corp..............    239,192                        6,395,994
MeadWestvaco Corp...................    416,188                       14,104,611
Weyerhaeuser Co.....................    457,660                       30,763,905
                                                                ----------------

                                                                     112,321,599
                                                                ----------------

TOTAL COMMON STOCKS--
  (Cost $654,919,005)...............                            $    704,981,892
                                                                ----------------
SHORT TERM INVESTMENTS--0.9%
MONEY MARKET FUND--0.9%
AIM Short Term Investment
  Class Prime Fund (Cost
  $6,092,537).......................  6,092,537                        6,092,537
                                                                ----------------
TOTAL INVESTMENTS--100.5%
  (Cost $661,011,542)...............                                 711,074,429

OTHER ASSETS AND
  LIABILITIES--(0.5)%...............                                  (3,360,093)
                                                                ----------------

NET ASSETS--100.0%..................                            $    707,714,336
                                                                ================

(a) Non-income producing security

See accompanying notes

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                         SHARES                        VALUE
--------------------------------------     -----------                 -------------
COMMON STOCKS--99.9%
COMMUNICATIONS EQUIPMENT--14.4%
ADC Telecommunications, Inc. (a)......         518,827                 $   1,390,456
Andrew Corp. (a)......................         113,525                     1,547,346
Avaya, Inc. (a).......................         340,262                     5,852,506
CIENA Corp. (a).......................         361,227                     1,206,498
Cisco Systems, Inc. (a)...............       3,692,772                    71,270,500
Comverse Technology, Inc. (a).........         125,930                     3,078,989
Corning, Inc. (a).....................         845,786                     9,954,901
JDS Uniphase Corp. (a)................         870,825                     2,760,515
Lucent Technologies, Inc. (a).........       2,625,003                     9,870,011
Motorola, Inc.........................       1,383,190                    23,790,868
QLogic Corp. (a)......................          55,930                     2,054,309
QUALCOMM, Inc.........................         927,506                    39,326,255
Scientific-Atlanta, Inc...............          98,330                     3,245,873
Tellabs, Inc. (a).....................         281,318                     2,416,522
                                                                       -------------

                                                                         177,765,549
                                                                       -------------
COMPUTERS & PERIPHERALS--20.4%
Apple Computer, Inc. (a)..............         237,255                    15,279,222
Dell, Inc. (a)........................       1,398,515                    58,933,422
EMC Corp. (a).........................       1,370,333                    20,376,852
Gateway, Inc. (a).....................         267,021                     1,604,796
Hewlett-Packard Co....................       1,701,762                    35,685,949
International Business
  Machines Corp.......................         933,555                    92,029,852
Lexmark International, Inc. (a).......          74,858                     6,362,930
NCR Corp. (a).........................          58,345                     4,039,224
Network Appliance, Inc. (a)...........         215,633                     7,163,328
Sun Microsystems, Inc. (a)............       1,936,704                    10,419,468
                                                                       -------------

                                                                         251,895,043
                                                                       -------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--14.4%
ALLTEL Corp...........................         173,174                    10,175,704
AT&T Corp.............................         452,129                     8,617,579
BellSouth Corp........................       1,032,885                    28,703,874
CenturyTel, Inc.......................          80,245                     2,846,290
Citizens Communications Co............         205,648                     2,835,886
Qwest Communications
  International, Inc. (a).............       1,048,781                     4,656,588
SBC Communications, Inc...............       1,415,982                    36,489,856
Sprint Corp...........................         842,169                    20,927,900
Verizon Communications, Inc...........       1,552,885                    62,907,371
                                                                       -------------

                                                                         178,161,048
                                                                       -------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS--1.9%
Agilent Technologies, Inc. (a)........         280,971                     6,771,401
Jabil Circuit, Inc. (a)...............         121,576                     3,109,914
Molex, Inc............................         105,655                 $   3,169,650
Sanmina-SCI Corp. (a).................         329,444                     2,790,390
Solectron Corp. (a)...................         597,163                     3,182,879
Symbol Technologies, Inc..............         154,733                     2,676,881
Tektronix, Inc........................          58,995                     1,782,239
                                                                       -------------

                                                                          23,483,354
                                                                       -------------
INFORMATION SERVICES--5.9%
Affiliated Computer Services,
  Inc. (a)............................          72,065                     4,337,592
Automatic Data Processing, Inc........         326,656                    14,487,194
Computer Sciences Corp. (a)...........         110,962                     6,254,928
Convergys Corp. (a)...................          79,054                     1,185,019
Electronic Data Systems Corp..........         297,153                     6,864,234
First Data Corp.......................         465,388                    19,797,606
Fiserv, Inc. (a)......................         109,734                     4,410,210
Paychex, Inc..........................         212,061                     7,227,039
Sabre Holdings Corp...................          75,940                     1,682,830
SunGard Data Systems, Inc. (a)........         168,490                     4,773,322
Unisys Corp. (a)......................         203,357                     2,070,174
                                                                       -------------

                                                                          73,090,148
                                                                       -------------
INTERNET SOFTWARE & SERVICES--2.4%
Yahoo!, Inc. (a)......................         791,858                    29,837,209
                                                                       -------------
OFFICE ELECTRONICS--0.8%
Xerox Corp. (a).......................         559,021                     9,508,947
                                                                       -------------
SEMICONDUCTOR EQUIPMENT &
PRODUCTS--15.9%
Advanced Micro Devices, Inc. (a)......         242,882                     5,348,262
Altera Corp. (a)......................         220,817                     4,570,912
Analog Devices, Inc...................         217,036                     8,012,969
Applied Materials, Inc. (a)...........         963,727                    16,479,732
Applied Micro Circuits Corp. (a)......         213,145                       897,340
Broadcom Corp. (a)....................         195,895                     6,323,491
Freescale Semiconductor, Inc. (a).....         218,633                     4,014,105
Intel Corp............................       3,545,966                    82,940,145
KLA-Tencor Corp. (a)..................         113,870                     5,304,065
Linear Technology Corp................         177,754                     6,889,745
LSI Logic Corp. (a)...................         241,867                     1,325,431
Maxim Integrated Products, Inc........         186,953                     7,924,938
Micron Technology, Inc. (a)...........         358,412                     4,426,388
National Semiconductor Corp. (a)......         220,094                     3,950,687
Novellus Systems, Inc. (a)............          83,368                     2,325,134
NVIDIA Corp. (a)......................         106,531                     2,509,870
PMC-Sierra, Inc. (a)..................         129,022                     1,451,497

See accompanying notes

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS(CONTINUED)
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION                           SHARES                      VALUE
--------------------                           ------                      -----
Teradyne, Inc. (a)..................           120,646               $     2,059,427
Texas Instruments, Inc..............           978,697                    24,095,520
Xilinx, Inc.........................           202,618                     6,007,624
                                                                     ---------------

                                                                         196,857,282
                                                                     ---------------
SOFTWARE--22.2%
Adobe Systems, Inc..................           139,838                     8,773,436
Autodesk, Inc.......................           150,310                     5,704,264
BMC Software, Inc. (a)..............           132,544                     2,465,318
Citrix Systems, Inc. (a)............           106,478                     2,611,905
Computer Associates
  International, Inc................           339,795                    10,554,033
Compuware Corp. (a).................           252,444                     1,633,313
Electronic Arts, Inc. (a)...........           177,624                    10,955,848
Intuit, Inc. (a)....................           107,960                     4,751,320
Mercury Interactive Corp. (a).......            52,260                     2,380,443
Microsoft Corp......................         6,096,805                   162,845,662
Novell, Inc. (a)....................           255,554                     1,724,990
Oracle Corp. (a)....................         2,889,491                    39,643,817
Parametric Technology Corp. (a).....           212,210                     1,249,917
Siebel Systems, Inc. (a)............           305,521                     3,207,970
Symantec Corp. (a)..................           355,644                     9,161,389
VERITAS Software Corp. (a)..........           245,832                     7,018,504
                                                                     ---------------

                                                                         274,682,129
                                                                     ---------------
WIRELESS TELECOMMUNICATION
SERVICES--1.6%
Nextel Communications, Inc. (a).....           637,106                    19,113,180
                                                                     ---------------
TOTAL COMMON STOCKS--
  (Cost $1,639,648,219).............                                   1,234,393,889
                                                                     ---------------
SHORT TERM INVESTMENTS--2.1%
MONEY MARKET FUNDS--2.1%
AIM Short Term Investment
  Class Prime Fund..................        25,550,028                    25,550,028
Federated Prime Obligations
  Fund..............................             2,705                         2,705
                                                                     ---------------

TOTAL SHORT TERM INVESTMENTS--
  (Cost $25,552,733)................                                      25,552,733
                                                                     ---------------
TOTAL INVESTMENTS--102.0%
  (Cost $1,665,200,952).............                                   1,259,946,622

OTHER ASSETS AND
  LIABILITIES--(2.0)%...............                                     (24,326,119)
                                                                     ---------------
NET ASSETS--100.0%..................                                 $ 1,235,620,503
                                                                     ===============

(a) Non-income producing security

See accompanying notes

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004 (UNAUDITED)

SECURITY DESCRIPTION              SHARES         VALUE
-------- -----------              ------         -----
COMMON STOCKS -- 99.8%
ELECTRIC UTILITIES -- 75.4%
Allegheny Energy, Inc. (a)....     699,778  $     13,792,624
Ameren Corp...................     987,524        49,514,453
American Electric Power Co.,
Inc...........................   2,005,958        68,884,598
CenterPoint Energy, Inc.......   1,569,797        17,738,706
Cinergy Corp..................     918,843        38,251,434
CMS Energy Corp. (a)..........     971,668        10,153,931
Consolidated Edison, Inc......   1,226,868        53,675,475
Dominion Resources, Inc.......   1,680,208       113,817,290
DTE Energy Co.................     881,802        38,032,120
Edison International..........   1,651,659        52,902,638
Entergy Corp..................   1,133,080        76,584,877
Exelon Corp...................   3,358,779       148,021,391
FirstEnergy Corp..............   1,671,986        66,060,167
FPL Group, Inc................     940,878        70,330,631
PG&E Corp. (a)................   2,043,714        68,014,802
Pinnacle West Capital Corp....     466,157        20,702,032
PPL Corp......................     958,312        51,058,863
Progress Energy, Inc..........   1,252,352        56,656,404
Southern Co. (The)............   3,749,719       125,690,581
TECO Energy, Inc..............   1,014,808        15,567,155
TXU Corp......................   1,217,464        78,599,476
Xcel Energy, Inc..............   2,029,487        36,936,663
                                            ----------------
                                               1,270,986,311
                                            ----------------

GAS UTILITIES -- 7.3%
KeySpan Corp..................     814,124        32,117,192
Nicor, Inc....................     225,328         8,323,616
NiSource, Inc.................   1,371,019        31,231,813
Peoples Energy Corp...........     192,372         8,454,749
Sempra Energy.................   1,185,339        43,478,235
                                            ----------------
                                                 123,605,605
                                            ----------------

MULTI-UTILITIES & UNREGULATED
POWER -- 17.1%
AES Corp. (a).................   3,289,041        44,961,190
Calpine Corp. (a).............   2,724,236        10,733,490
Constellation Energy Group,
Inc...........................     891,509        38,967,858
Duke Energy Corp..............   4,850,398       122,860,581
Dynegy, Inc. (Class A) (a)....   1,940,354         8,964,436
Public Service Enterprise
Group, Inc....................   1,205,050        62,385,439
                                            ----------------
                                                 288,872,994
                                            ----------------

TOTAL COMMON STOCKS --
(Cost $1,525,375,957).........                 1,683,464,910
                                            ----------------

SHORT TERM INVESTMENTS -- 0.9%
MONEY MARKET FUND -- 0.9%

AIM Short Term Investment
Class Prime Fund (Cost
$14,980,105)..................  14,980,105  $     14,980,105
                                            ----------------
TOTAL INVESTMENTS -- 100.7%
(Cost $1,540,356,062).........                 1,698,445,015

OTHER ASSETS AND
LIABILITIES -- (0.7)%.........                   (12,178,662)
                                            ----------------

NET ASSETS -- 100.0%..........              $  1,686,266,353
                                            ================

(a) Non-income producing security

See accompanying notes


NOTES:

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing Committee in accordance with procedures adopted by the Board.

FEDERAL INCOME TAX COST

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at December 31, 2004 were as follows:

                                                                                                    NET
                                                                     GROSS         GROSS        UNREALIZED
                                                   IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                      COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                                 --------------  ------------   ------------   --------------
Consumer Discretionary Select Sector SPDR Fund   $ 448,085,483   $ 35,031,914   $ 11,051,595   $   23,980,319
Consumer Staples Select Sector SPDR Fund           758,949,353     31,213,967     27,625,662        3,588,305
Energy Select Sector SPDR Fund                   1,471,645,463    105,185,492        477,946      104,707,546
Financial Select Sector SPDR Fund                1,155,336,749     38,772,927     48,438,835       (9,665,908)
Health Care Select Sector SPDR Fund              1,082,124,437     76,494,150     65,293,315       11,200,835
Industrial Select Sector SPDR Fund                 731,332,263     53,982,398      3,122,694       50,859,704
Materials Select Sector SPDR Fund                  661,011,542     62,325,716     12,262,829       50,062,887
Technology Select Sector SPDR Fund               1,665,200,952     49,680,037    454,934,367     (405,254,330)
Utilities Select Sector SPDR Fund                1,540,356,062    161,331,340      3,242,387      158,088,953

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrindex.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.           CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("The Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR Trust

By: /s/ Donald A. Gignac
    --------------------
    Donald A. Gignac
    President

By: /s/ Karen D. Gillogly
    ---------------------
    Karen D. Gillogly
    Treasurer

Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Donald A. Gignac
    --------------------
    Donald A. Gignac
    President

By: /s/ Karen D. Gillogly
    ---------------------
    Karen D. Gillogly
    Treasurer

Date: February 17, 2005